Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Statements of Operations, Parent Only (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Salaries and Employee Benefits	$ 19,222,594	$ 18,482,693	$ 17,589,631
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	14,528,431	12,524,543	12,160,500
Income Tax Benefits	(6,777,453)	(3,851,333)	(3,787,803)
Net Income	7,750,978	8,673,210	8,372,697
Preferred Stock Dividends	210,600	1,493,310	2,375,010
Net Income Available to Common Stockholders	7,540,378	7,179,900	5,997,687
Parent Company [Member]
Dividends from Subsidiary	8,746,882	9,118,104	10,015,147
Management Fees	601,080	601,080	581,334
Other	97,103	103,612	112,876
	9,445,065	9,822,796	10,709,357
Interest	900,113	601,567	503,286
Salaries and Employee Benefits	917,259	840,130	811,150
Other	604,166	554,434	666,872
	2,421,538	1,996,131	1,981,308
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	7,023,527	7,826,665	8,728,049
Income Tax Benefits	568,258	457,934	444,764
Income Before Equity in Undistributed Earnings of Subsidiary	7,591,785	8,284,599	9,172,813
Dividends Received in Excess of Earnings of Subsidiary			(800,116)
Equity in Undistributed Earnings of Subsidiary	159,193	388,611
Net Income	7,750,978	8,673,210	8,372,697
Preferred Stock Dividends	210,600	1,493,310	2,375,010
Net Income Available to Common Stockholders	$ 7,540,378	$ 7,179,900	$ 5,997,687